Exhibit 99.8

Monthly Investor Report: Verizon Master Trust - VZMT 2024-6

Collection Period	Payment Date	Transaction Month	Series Status at End of Prior Payment Date

September 2025	10/20/2025	13	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	8/20/27	08/20/2030	$1,069,212,000.00		4.17%			4.17%
Class A-1b	8/20/27	08/20/2030	$267,300,000.00	28	SOFR +0.67%	10/10/2025	4.23367%	4.90%
Class B	8/20/27	08/20/2030	$102,180,000.00		4.42%			4.42%
Class C	8/20/27	08/20/2030	$61,308,000.00		4.67%			4.67%

Total			$1,500,000,000.00

Series 2024-6 Allocation % x Group One Available Funds	$105,463,750.68
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$105,463,750.68

Beginning of Period Reserve Account Balance	$16,348,773.84
Required Reserve Amount	$16,348,773.84
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$16,348,773.84

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$110.82	$110.82	$0.00	$0.00	$105,463,639.86
Owner Trustee Fee	$15,000.00	$15,000.00	$0.00	$0.00	$105,448,639.86
Asset Representations Reviewer Fee	$57.93	$57.93	$0.00	$0.00	$105,448,581.93
Supplemental ARR Fee	$231.70	$231.70	$0.00	$0.00	$105,448,350.23
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$105,447,100.23
Servicing Fee	$1,155,117.95	$1,155,117.95	$0.00	$0.00	$104,291,982.28
Class A-1a Note Interest	$3,715,511.70	$3,715,511.70	$0.00	$0.00	$100,576,470.58
Class A-1b Note Interest	$1,019,472.99	$1,019,472.99	$0.00	$0.00	$99,556,997.59
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$99,556,997.59
Class B Note Interest	$376,363.00	$376,363.00	$0.00	$0.00	$99,180,634.59
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$99,180,634.59
Class C Note Interest	$238,590.30	$238,590.30	$0.00	$0.00	$98,942,044.29
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$98,942,044.29
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$98,942,044.29
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$98,942,044.29
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$98,942,044.29
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$98,942,044.29
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$98,942,044.29
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$98,942,044.29
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$98,942,044.29
Class R Interest	$98,942,044.29	$98,942,044.29	$0.00	$0.00	$0.00

Total	$105,463,750.68	$105,463,750.68	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$3,715,511.70	$0.00	$0.00	$3,715,511.70
Class A-1b	$0.00	$0.00	$1,019,472.99	$0.00	$0.00	$1,019,472.99
Class B	$0.00	$0.00	$376,363.00	$0.00	$0.00	$376,363.00
Class C	$0.00	$0.00	$238,590.30	$0.00	$0.00	$238,590.30

Total	$0.00	$0.00	$5,349,937.99	$0.00	$0.00	$5,349,937.99

Noteholder Payments	Note Balance	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
	per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.48	$0.00	$3.48	$1,069,212,000.00	1.00	$1,069,212,000.00	1.00
Class A-1b	$1,000.00	$3.81	$0.00	$3.81	$267,300,000.00	1.00	$267,300,000.00	1.00
Class B	$1,000.00	$3.68	$0.00	$3.68	$102,180,000.00	1.00	$102,180,000.00	1.00
Class C	$1,000.00	$3.89	$0.00	$3.89	$61,308,000.00	1.00	$61,308,000.00	1.00

Total	$1,000.00	$3.57	$0.00	$3.57	$1,500,000,000.00	1.00	$1,500,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$750,000,000.00		$750,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.